Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 1,018,212,660	$ 996,947,772
Non-current Assets	6,839,775,504	6,491,072,392
Current Liabilities	1,041,299,852	1,217,464,152
Non-current Liabilities	3,069,404,660	2,596,392,231
Revenues	2,624,576,323	2,410,360,459	$ 2,484,101,582
NET INCOME	316,093,218	412,847,757	523,417,911
Other Comprehensive Income	(34,855,794)	(53,736,400)	69,423,985
Comprehensive Income	$ 281,237,424	$ 359,111,357	$ 592,841,896
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	33.33%	33.33%
Current Assets	$ 67,419,256	$ 75,571,058
Non-current Assets	1,615,973,312	267,884
Current Liabilities	161,197,047	66,679,077
Non-current Liabilities	1,517,964,903
Revenues	582,441,735	707,597,382
Expenses	(583,204,131)	(705,179,062)
NET INCOME	(762,396)	2,418,157
Other Comprehensive Income	389,843	1,043,609
Comprehensive Income	$ (372,553)	$ 3,461,766